Significant accounting policies (Policies)	9 Months Ended
Sep. 30, 2024
Material accounting policies
Revenue recognition
(a)	Revenue recognition:
Other revenue is recognized at a point in time upon the performance of services under contracts with customers and represents the consideration to which the Company expects to be entitled. Other revenue includes revenue from research agreements.
Research agreements consist of arrangements with other companies to perform studies and investigational tasks on the delivery and scalability of various treatment modalities. Revenue related to research agreements is recognized based on the completion of pre-set
milestones, outlined in the contract.